Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
EBP, Description of Plan	Description of the Plan

The following description of the Northwest Bank 401(k) Plan (the "Plan") provides only general information.  Participants should refer to the plan document for a more complete description of the Plan’s provisions.

(a)         General

The Plan is a defined contribution plan of Northwest Bank (the "Bank" or the "Plan Sponsor"), a subsidiary of Northwest Bancshares, Inc. (the "Company"), a Maryland corporation. The Company is a bank holding company headquartered in Columbus, Ohio. Effective July 1, 2025, Fidelity is the named trustee of the Plan (the "Trustee") and is responsible for oversight of the Plan. Prior to July 1, 2025, the Mid Atlantic Trust Company was the named trustee of the Plan. The Plan’s investments are governed by the Investment Policy Statement created and carried out by the trustee, Northwest Bank Trust Services. The monitoring and reporting of the investments are carried out by Trust Services portfolio managers and overseen by Trust Investment Committee. Full-time and part-time employees, who are 18 or older, are eligible to contribute to the Plan as soon as administratively possible upon employment.  The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA").

(b)         Contributions

Each year, participants may voluntarily contribute up to the maximum percentage of compensation and dollar amount limits as allowed under Internal Revenue Code (“IRC”) Section 402(g), not to exceed certain annual limitations established by the Internal Revenue Service ("IRS") ($23,500 for 2025 and $23,000 for 2024). Participants of the Plan who are or will be 50 years old by the Plan year-end may elect to defer a catch-up contribution in excess of this limit. The maximum catch-up contribution allowable by the IRS was $7,500 for 2025 and 2024.  Participants may designate all or a portion of their deferral contributions as after-tax contributions into a Roth account. Participants may also contribute amounts representing distributions from other qualified retirement plans (rollovers). Participants direct the investment of all contributions into various investment options offered by the Plan.

Participants are eligible to receive employer matching contributions once they have completed 90 days of service. The Bank matches 100% of the first 4% of the eligible bi-weekly compensation that an eligible participant contributes to the Plan. Additional amounts may be contributed at the option of the Retirement Plan Committee and Board Benefits Committee. To be eligible for the discretionary contribution, participants must complete 1000 hours of service during the Plan year. No discretionary contributions were made for 2025 or 2024.  Contributions are subject to certain limitations.

(c)          Participant Accounts

Each participant’s account is credited with the participant’s contribution, allocations of the Bank's matching and discretionary contributions and Plan earnings. Participant accounts are charged with an allocation of administrative expenses that are paid by the plan. Allocations are based on participant earnings, account balances or specific participant transactions, as defined.  The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.

(d)         Vesting

Effective January 1, 2017, participants became immediately vested in their contributions and the Bank's matching and discretionary contributions plus actual earnings thereon. Bank contributions made prior to 2017 become fully vested after six years of continuous services at a graded rate of 20% per year beginning in year two.

(e)          Benefit Payments

Upon termination of service, permanent disability, retirement, or death, participants or their beneficiaries may elect to receive their account balances in a single sum or in equal annual, or more frequent installments over a period not to exceed the life expectancy of the participant or the joint life expectancy of the participant and his or her beneficiary.

Active participants may apply for a hardship withdrawal for the purchase of the participant’s principal residence, to pay tuition or related post-secondary educational expenses, to pay certain medical or funeral expenses, or to prevent eviction from or foreclosure on the participant’s principal residence.  At any time, active participants may elect to withdraw all or a portion of their rollover contributions or contributions transferred from a separate qualified plan. In addition, the Plan permits in-service distributions for employees who have attained age 59 1/2.

(f)           Notes Receivable from Participants

Participants are permitted to borrow from their fund accounts a minimum of $1,000 up to a maximum of the lesser of 50% of their vested balance or $50,000. The loans are secured by the balances in the participant’s account and bear interest at a fixed rate of the Bank's published prime rate plus 1% at the time the loan was originated (3.25% to 9.50% at December 31, 2025).  All loans are subject to specified repayment terms and must be repaid within a five-year period.  Each participant may be eligible to take up to two loans at a time.  Principal and interest is paid ratably through monthly payroll deductions.

(g)          Forfeitures

Forfeited non-vested account balances are used to reduce Bank contributions or pay Plan expenses. As of December 31, 2025 and 2024, the forfeited balances available were not significant. No significant forfeitures were used to offset Bank contributions for the years ended December 31, 2025 and 2024.  No forfeitures were used to offset Plan expenses for the years ended December 31, 2025 and 2024.

(h)             Employer Stock Account

 Effective June 23, 2025, employees can no longer defer contributions into employer stock. For deferrals made prior to to this change voting rights with respect to Qualifying Employer Securities will be passed through to Participants. Participants will be allowed to direct the voting rights of Qualifying Employer Securities for any matter put to the vote of shareholders. Before each meeting of shareholders, the Company shall cause to be sent to each person with power to control such voting rights a copy of any notice and any other information provided to shareholders and, if applicable, a form for instructing the Trustee how to vote at such meeting (or any adjournment thereof) the number of full and fractional shares subject to such person's voting control. The Trustee may establish a deadline in advance of the meeting by which such forms must be received in order to be effective. Each Participant shall be entitled to one vote for each share credited to his account. If some or all of the Participants have not directed or have not timely directed the Trustee on how to vote, then the Trustee shall vote such Qualifying Employer Securities in the same proportion as those shares of Qualifying Employer Securities for which the Trustee has received proper direction for such matter.

A participant, beneficiary or alternate payee may elect to have cash dividends on shares of Qualifying Employer Securities either paid in cash or added to the balance of his/her account and reinvested in Qualifying Employer Securities. Cash dividends that the participant, beneficiary or alternate payee elects to receive in cash will be paid on or as soon as administratively practicable following the payable date of such dividend. For the years ended December 31, 2025 and 2024, $501,863 and $561,271 in dividends from Company common stock were paid to participants in cash, respectively.

(i) Participant Rollover Contributions

As part of the Company's acquisition made during 2025, employees in the acquired business were provided the option to have their account balance rolled into the Plan. For the year ended December 31, 2025, the rollovers into the Plan were the result of newly hired employees rolling their balances from other qualified retirement plans. An aggregate of $8,478,730 and $2,492,329 was rolled into the Plan during the years ended December 31, 2025 and 2024, respectively, and is included in participant rollover contributions on the statements of changes in net assets available for benefits.